Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)	Disaggregation of Revenue
    Revenue disaggregated by customer profile is as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Top client	$337,904	$350,287	$352,335
Clients 2-5	754,906	704,963	671,723
Clients 6-10	350,865	347,832	385,741
Clients 11-25	501,643	529,713	461,351
Other	851,970	873,044	724,627
Total	$2,797,288	$2,805,839	$2,595,777
    Our customers have similar profiles and economic characteristics, and therefore have similar degrees of risk and growth opportunities.Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)
    Accounts receivable and unbilled revenue are as follows:

	December 31, 2020	December 31, 2019
	(in thousands)
Billed services (accounts receivable)	$722,420	$535,088
Unbilled services (unbilled revenue)	428,684	422,769
Accounts receivable and unbilled revenue	1,151,104	957,857
Allowance for credit losses (note 18)	(7,149)	—
Provision for doubtful debts (note 18)	—	(7,380)
Accounts receivable and unbilled revenue, net	$1,143,955	$950,477

    Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	December 31, 2020	December 31, 2019	$ Change	% Change

Unbilled services (unbilled revenue)	$428,684	$422,769	$5,915	1.4%
Unearned revenue (payments on account)	(660,883)	(366,988)	(293,895)	80.1%
Net balance	$(232,199)	$55,781	$(287,980)	516.3%

    Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to our contracts with customers. We record assets for amounts related to performance obligations that are satisfied but not yet billed and/or collected. These assets are recorded as unbilled revenue and therefore contract assets rather than accounts receivables when receipt of the consideration is conditional on something other than the passage of time. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations or billed in advance of the revenue being earned.

    Unbilled services/revenue balances arise where invoicing or billing is based on the timing of agreed milestones related to service contracts for clinical research. Contractual billing arrangements in respect of certain reimbursable expenses (principally investigators) require billing by the investigator to the Company prior to billing by the Company to the customer. As there is no contractual right of set-off between unbilled services (contract assets) and unearned revenue (contract liabilities), each are separately presented gross on the Consolidated Balance Sheet.
    The Company is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support a clinical trial. The progress towards completion for clinical service contracts is measured based on total project costs (including reimbursable costs). Amounts owed to investigators and others in respect of reimbursable expenses at December 31, 2020 and December 31, 2019 were $138.2 million and $142.6 million (see note 7 - Other liabilities).

    Unbilled services as at December 31, 2020 increased by $5.9 million as compared to December 31, 2019. Unearned revenue increased by $293.9 million over the same period resulting in a decrease of $288.0 million in the net balance of unbilled services and unearned revenue or payments on account between December 31, 2019 and December 31, 2020. These fluctuations are primarily due to timing of payments and invoicing related to the Group's clinical trial management contracts. Billings and payments are established by contractual provisions including predetermined payment schedules which may or may not correspond to the timing of the transfer of control of the Company's services under the contract. Unbilled services arise from long-term contract when a cost-based input method of revenue recognition is applied and revenue recognized exceeds the amount billed to the customer.

    The credit loss expense recognized on the Group's receivables and unbilled services was $2.9 million and $0.4 million for the twelve months ended December 31, 2020 and 2019, respectively.
As of December 31, 2020 approximately $6.3 billion of revenue is expected to be recognized in the future in respect of unsatisfied performance obligations. The Company expects to recognize revenue on approximately 42% of the unrealized performance obligation over the next twelve months, with the remainder recognized thereafter over the duration of the customer contracts.